Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended			132 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash flows from operating activities:
Net income/(loss) for the period	$ (59,488)	$ (70,656)	$ 51,546	$ (159,872)
Adjustments to reconcile net income/(loss) for the period to net cash used in operations:
Depreciation and amortization	1,021	589	420	3,419
Stock-based compensation	742	4,225	2,020	12,793
Gain on disposal of marketable securities	54	(192)	(459)	(7,995)
Loss on extinguishment of convertible notes				1,218
Accrued interest and accretion of interest			120	3,519
Gain on disposal of mineral property		(2,934)	(78,072)	(80,035)
Unrealized (gain)/loss on other investments	48,499	50,363	(37,347)	61,515
Write down of marketable securities	275	39	158	1,234
Write-down of non-current assets	3,500	7,367		10,867
Deferred tax (benefit)/expense	(15,373)	(20,147)	35,522	2
Other non-cash items	(298)			1,897
Change in working capital account items:
Other current assets	1,572	(1,786)	(93)	(642)
Accrued interest payable			(504)	(7,586)
Accounts payable, accrued liabilities and other	(5,026)	2,977	1,699	(230)
Net cash used in operating activities	(24,522)	(30,155)	(24,990)	(159,896)
Cash flows from investing activities:
Purchases of marketable securities		(153)	(329)	(1,841)
Proceeds from sale of marketable securities and short term investments	168	494	592	11,711
Acquisition of long-term investments			(3,632)	(3,632)
Additions to mineral property			(704)	(11,571)
Additions to plant and equipment	(2,199)	(2,066)	(837)	(24,842)
Change in restricted cash	70	64	(134)
Proceeds from sale of mineral properties	7,000			7,000
Proceeds from non-current asset disposals		5,500	1,000	6,740
Cash transferred to Allied Nevada Gold Corp., net of receivable				(24,517)
Net cash (used in)/provided by investing activities	5,039	3,839	(4,044)	(40,952)
Cash flows from financing activities:
Net proceeds from equity financings	(13)	24,472	28,984	161,529
Proceeds from exercise of warrants		1,425	309	40,754
Proceeds from exercise of compensation options		733		733
Proceeds from exercise of stock options		94	883	4,068
Net proceeds from debt issuances	9,650			37,995
Repayment of debt	2,960		23,000	29,068
Cash paid in lieu of capital stock issuances			(107)	(107)
Net cash provided by financing activities	6,677	26,724	7,069	215,904
Increase/(decrease) in cash and cash equivalents	(12,806)	408	(21,965)	15,056
Decrease in cash and cash equivalents - discontinued operations				(10,255)
Net increase/(decrease) in cash and cash equivalents	(12,806)	408	(21,965)	4,801
Cash and cash equivalents, beginning of period	18,281	17,873	39,838
Cash and cash equivalents, end of period	$ 5,475	$ 18,281	$ 17,873	$ 18,281